Intangible Assets Other Than Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 15, 2014	Mar. 19, 2013
Intangible assets other than goodwill
Payments made during the period to acquire intangible assets	$ 10,200	$ 2,092	$ 0
Amortization expense	3,822	3,799	4,438
Two Companies
Intangible assets other than goodwill
Acquisition cost				17,000
Area of undeveloped land located in Nueva Palmira free zone, for which a right to occupy is held	53
Payments made during the period to acquire intangible assets	10,200
Energias Renovables del Sur S.A. (Enresur)
Intangible assets other than goodwill
Country of incorporation	Uruguay
Acquisition cost					$ 2,092
Area of undeveloped land located in Nueva Palmira free zone, for which a right to occupy is held	29